OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets
Definite-lived other intangible assets:

	December 31,
	2016	2015
Original amounts:
Core technology	$623,274	$263,883
Customer relationships and distribution network	372,438	182,768
Trademarks	55,745	12,252

	1,051,457	458,903
Accumulated amortization:
Core technology	238,898	216,586
Customer relationships and distribution network	181,123	161,863
Trademarks	12,701	12,252

	432,722	390,701

Other intangible assets, net	$618,735	$68,202

Schedule of Estimated Amortization Expense
Estimated amortization expense:
For the year ended December 31,

2017	114,377
2018	93,357
2019	90,687
2020	86,680
2021 and thereafter	233,634

$618,735